Schedule III Real Estate and Accumulated Depreciation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014
Real estate facilities
Balance at beginning of year	$ 328,342,614	$ 172,333,825	$ 106,896,144
Acquisitions	854,217,659	155,484,096	65,422,486
Improvements	255,677	255,417	0
Construction-in-progress	7,187	269,276	15,195
Balance at end of year	1,182,823,137	328,342,614	172,333,825
Accumulated depreciation
Balance at beginning of year	18,898,049	9,471,264	3,862,595
Depreciation expense	24,190,528	9,426,785	5,608,669
Balance at end of year	43,088,577	18,898,049	9,471,264
Total real estate, net	$ 1,139,734,560	$ 309,444,565	$ 162,862,561	$ 1,724,234,000